INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Tables)	12 Months Ended
Mar. 31, 2018
Investments In Operating Partnerships [Abstract]
Schedule Of Number Of Operating Partnerships [Table Text Block]
At March 31, 2018 and 2017, the fund has limited partnership interests in operating limited partnerships, which own or are constructing or rehabilitating operating apartment complexes. The number of operating limited partnerships in which the fund has limited partnership interests at March 31, 2018 and 2017 by series are as follows:

	2018	2017

Series 20	2	3
Series 21	-	2
Series 22	3	3
Series 23	3	4
Series 24	5	6
Series 25	-	4
Series 26	9	13
Series 27	3	5
Series 28	5	5
Series 29	7	8
Series 30	5	8
Series 31	8	10
Series 32	6	7
Series 33	3	5
Series 34	4	4
Series 35	2	3
Series 36	3	3
Series 37	1	2
Series 38	4	4
Series 39	-	1
Series 40	9	10
Series 41	12	17
Series 42	11	15
Series 43	17	19
Series 44	7	7
Series 45	26	27
Series 46	14	14

	169	209

Schedule Of Dispositions By Series [Table Text Block]
During the year ended March 31, 2018 the Fund disposed of forty Operating Partnerships. Gain on disposition is included in share of income (losses) from operating limited partnerships. A summary of the dispositions by Series for March 31, 2018 is as follows.

	Operating Partnership Interest Transferred	Sale of Underlying Operating Partnership	Partnership Proceeds from Disposition *	Gain on Disposition

Series 20	-	1	$42,000	$42,000
Series 21	-	2	67,000	67,000
Series 23	1	-	989,962	989,962
Series 24	1	-	95,000	95,000
Series 25	-	4	97,399	97,399
Series 26	-	4	80,000	80,000
Series 27	1	1	3,291,567	3,291,567
Series 29	1	-	296,608	303,958
Series 30	1	2	236,521	276,484
Series 31	-	2	45,000	45,000
Series 32	1	-	1,677,252	1,677,252
Series 33	1	1	107,890	177,044
Series 35	-	1	2,653,528	2,653,528
Series 37	-	1	1,977	140,415
Series 39	-	1	17,779	17,779
Series 40	-	1	588,952	588,952
Series 41	1	4	1,026,759	1,026,859
Series 42	1	3	427,305	427,305
Series 43	-	2	566,806	566,806
Series 45	1	-	-	-
Series 46	-	-	10,994	10,994

Total	10	30	$12,320,299	$12,575,304

* Partnership proceeds from disposition does not include $7,350, $39,963, $69,154, $138,438 and $100 which was due to a writeoff of capital contribution payable as of March 31, 2018, for Series 29, Series 30, Series 33, Series 37 and Series 41, respectively.

During the year ended March 31, 2017 the Fund disposed of forty nine Operating Partnerships. Gain on disposition is included in share of income (losses) from operating limited partnerships. A summary of the dispositions by Series for March 31, 2017 is as follows.

	Operating Partnership Interest Transferred	Sale of Underlying Operating Partnership	Partnership Proceeds from Disposition *	Gain on Disposition

Series 20	-	1	$138,000	$138,000
Series 23	2	-	488,550	488,550
Series 26	1	-	18,500	18,500
Series 27	1	1	3,016,000	3,016,000
Series 28	1	-	5,000	5,000
Series 31	7	-	877,411	877,411
Series 32	2	1	569,552	569,552
Series 34	3	-	630,691	630,691
Series 35	1	2	2,720,765	2,720,765
Series 36	3	1	2,515,373	2,515,373
Series 37	3	1	2,349,732	2,349,732
Series 38	1	3	3,273,698	3,273,698
Series 39	4	2	1,645,989	1,645,989
Series 40	4	-	93,700	93,700
Series 41	1	-	70,500	70,500
Series 44	-	1	-	-
Series 45	1	-	-	-
Series 46	-	1	393,183	393,183

Total	35	14	$18,806,644	$18,806,644

Schedule Of Contributions Payable [Table Text Block]
At March 31, 2018 and 2017, contributions are payable to operating limited partnerships as follows:

	2018	2017

Series 20	$-	$-
Series 21	-	-
Series 22	-	-
Series 23	-	-
Series 24	-	-
Series 25	-	-
Series 26	-	-
Series 27	-	-
Series 28	-	-
Series 29	885	8,235
Series 30	65,176	105,139
Series 31	66,294	66,294
Series 32	1,229	1,229
Series 33	-	69,154
Series 34	-	-
Series 35	-	-
Series 36	-	-
Series 37	-	138,438
Series 38	-	-
Series 39	-	-
Series 40	102	102
Series 41	-	100
Series 42	254	73,433
Series 43	26,082	99,265
Series 44	-	-
Series 45	16,724	16,724
Series 46	-	-

	$176,746	$578,113

Schedule Of Partnerships Investments In Operating Limited Partnerships [Table Text Block]
The Fund’s investments in operating limited partnerships at March 31, 2018 are summarized as follows:

	Total	Series 20	Series 21

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$184,987,233	$801,709	$-

Acquisition costs of operating limited partnerships	6,519,915	113,727	-

Cumulative distributions from operating limited partnerships	(1,524,276)	-	-

Cumulative impairment loss in investments in operating limited partnerships	(101,705,964)	(337,192)	-

Cumulative losses from operating limited partnerships	(88,276,908)	(578,244)	-

Investments in operating limited partnerships per balance sheet	-	-	-

	Total	Series 20	Series 21

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2018 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2017 (see note A).	(752,340)	-	-

The Fund has recorded acquisition costs at March 31, 2018 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(1,014,542)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	110,689	144	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(54,135,331)	(346,427)	-

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	298,325	-	-

Cumulative impairment loss in investments in operating limited partnerships	101,705,964	337,192	-

Other	(1,537,638)	(3,038)	-

Equity per operating limited partnerships’ combined financial statements	$44,675,127	$(12,129)	$-

The Fund’s investments in operating limited partnerships at March 31, 2018 are summarized as follows:

	Series 22	Series 23	Series 24

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$755,045	$652,559	$2,609,877

Acquisition costs of operating limited partnerships	78,016	101,606	270,834

Cumulative distributions from operating limited partnerships	-	-	(21,752)

Cumulative impairment loss in investments in operating limited partnerships	(325,787)	(554,366)	(1,018,072)

Cumulative losses from operating limited partnerships	(507,274)	(199,799)	(1,840,887)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 22	Series 23	Series 24

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2018 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2017 (see note A).	-	-	(30,158)

The Fund has recorded acquisition costs at March 31, 2018 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(39,009)	(62,597)	(91,548)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	7,927	(5,691)	5,141

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(917,196)	(278,856)	(2,244,208)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	34,901	6,688

Cumulative impairment loss in investments in operating limited partnerships	325,787	554,366	1,018,072

Other	1,126	(4,235)	125,715

Equity per operating limited partnerships’ combined financial statements	$(621,365)	$237,888	$(1,210,298)

The Fund’s investments in operating limited partnerships at March 31, 2018 are summarized as follows:

	Series 25	Series 26	Series 27

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$-	$3,935,123	$3,133,255

Acquisition costs of operating limited partnerships	-	594,449	387,469

Cumulative distributions from operating limited partnerships	-	(11,745)	-

Cumulative impairment loss in investments in operating limited partnerships	-	(902,540)	(2,626,423)

Cumulative losses from operating limited partnerships	-	(3,615,287)	(894,301)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 25	Series 26	Series 27

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2018 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2017 (see note A).	-	(51,000)	-

The Fund has recorded acquisition costs at March 31, 2018 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	(38,119)	(222,527)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	28,901	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	-	(3,965,540)	(925,221)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	171,816	-

Cumulative impairment loss in investments in operating limited partnerships	-	902,540	2,626,423

Other	-	(88,729)	(105,509)

Equity per operating limited partnerships’ combined financial statements	$-	$(3,040,131)	$1,373,166

The Fund’s investments in operating limited partnerships at March 31, 2018 are summarized as follows:

	Series 28	Series 29	Series 30

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$2,736,848	$6,015,021	$3,419,639

Acquisition costs of operating limited partnerships	388,894	869,863	370,248

Cumulative distributions from operating limited partnerships	(5,079)	(14,324)	(22,837)

Cumulative impairment loss in investments in operating limited partnerships	(973,150)	(2,645,150)	(1,571,164)

Cumulative losses from operating limited partnerships	(2,147,513)	(4,225,410)	(2,195,886)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 28	Series 29	Series 30

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2018 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2017 (see note A).	(12,030)	-	(71,585)

The Fund has recorded acquisition costs at March 31, 2018 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(62,189)	(132,403)	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	33,990	39,537	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,012,890)	(2,943,963)	(1,447,713)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	(316)	1,092

Cumulative impairment loss in investments in operating limited partnerships	973,150	2,645,150	1,571,164

Other	(47,411)	(33,985)	(12,117)

Equity per operating limited partnerships’ combined financial statements	$(1,127,380)	$(425,980)	$40,841

The Fund’s investments in operating limited partnerships at March 31, 2018 are summarized as follows:

	Series 31	Series 32	Series 33

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$5,325,826	$12,481,943	$6,465,137

Acquisition costs of operating limited partnerships	744,060	1,405,649	783,763

Cumulative distributions from operating limited partnerships	(29,962)	(44,114)	(3,170)

Cumulative impairment loss in investments in operating limited partnerships	(3,106,050)	(8,016,312)	(5,228,587)

Cumulative losses from operating limited partnerships	(2,933,874)	(5,827,166)	(2,017,143)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 31	Series 32	Series 33

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2018 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2017 (see note A).	(47,462)	(160,172)	(81,443)

The Fund has recorded acquisition costs at March 31, 2018 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(77,600)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	740	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,336,809)	(3,691,664)	(1,423,036)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	29,991	-

Cumulative impairment loss in investments in operating limited partnerships	3,106,050	8,016,312	5,228,587

Other	(44,918)	225,300	(18,341)

Equity per operating limited partnerships’ combined financial statements	$(399,999)	$4,419,767	$3,705,767

The Fund’s investments in operating limited partnerships at March 31, 2018 are summarized as follows:

	Series 34	Series 35	Series 36

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$6,257,458	$2,705,747	$4,276,900

Acquisition costs of operating limited partnerships	411,337	-	-

Cumulative distributions from operating limited partnerships	(20,308)	-	(27,291)

Cumulative impairment loss in investments in operating limited partnerships	(3,951,725)	(754,520)	(2,406,542)

Cumulative losses from operating limited partnerships	(2,696,762)	(1,951,227)	(1,843,067)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 34	Series 35	Series 36

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2018 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2017 (see note A).	-	-	-

The Fund has recorded acquisition costs at March 31, 2018 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,445,856)	(2,119,964)	(1,076,427)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	3,300	-

Cumulative impairment loss in investments in operating limited partnerships	3,951,725	754,520	2,406,542

Other	(143,671)	5	(37,008)

Equity per operating limited partnerships’ combined financial statements	$2,073,648	$(1,362,139)	$1,293,107

The Fund’s investments in operating limited partnerships at March 31, 2018 are summarized as follows:

	Series 37	Series 38	Series 39

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$6,003,938	$9,815,140	$-

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(65,908)	(359,635)	-

Cumulative impairment loss in investments in operating limited partnerships	(3,023,930)	(7,249,126)	-

Cumulative losses from operating limited partnerships	(2,914,100)	(2,206,379)	-

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 37	Series 38	Series 39

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2018 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2017 (see note A).	-	-	-

The Fund has recorded acquisition costs at March 31, 2018 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,295,610)	(890,820)	-

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	-	-

Cumulative impairment loss in investments in operating limited partnerships	3,023,930	7,249,126	-

Other	(65,834)	(269,977)	-

Equity per operating limited partnerships’ combined financial statements	$1,662,486	$6,088,329	$-

The Fund’s investments in operating limited partnerships at March 31, 2018 are summarized as follows:

	Series 40	Series 41	Series 42

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$10,870,415	$9,423,231	$9,955,057

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(22,466)	(28,546)	(13,231)

Cumulative impairment loss in investments in operating limited partnerships	(5,308,127)	(3,548,252)	(4,092,870)

Cumulative losses from operating limited partnerships	(5,539,822)	(5,846,433)	(5,848,956)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 40	Series 41	Series 42

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2018 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2017 (see note A).	(16,841)	(33,807)	(76,678)

The Fund has recorded acquisition costs at March 31, 2018 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,760,624)	(3,298,857)	(3,931,656)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	22,950	-	-

Cumulative impairment loss in investments in operating limited partnerships	5,308,127	3,548,252	4,092,870

Other	(74,329)	(386,974)	(45,152)

Equity per operating limited partnerships’ combined financial statements	$2,479,283	$(171,386)	$39,384

The Fund’s investments in operating limited partnerships at March 31, 2018 are summarized as follows:

	Series 43	Series 44	Series 45

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$18,263,440	$13,739,925	$25,399,407

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(264,057)	(49,115)	(320,357)

Cumulative impairment loss in investments in operating limited partnerships	(8,893,106)	(5,557,696)	(16,583,879)

Cumulative losses from operating limited partnerships	(9,106,277)	(8,133,114)	(8,495,171)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 43	Series 44	Series 45

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2018 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2017 (see note A).	(34,350)	-	(129,725)

The Fund has recorded acquisition costs at March 31, 2018 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,470,306)	(4,653,305)	(3,073,662)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	-	23,309

Cumulative impairment loss in investments in operating limited partnerships	8,893,106	5,557,696	16,583,879

Other	(91,726)	(119,646)	(219,562)

Equity per operating limited partnerships’ combined financial statements	$4,296,724	$784,745	$13,184,239

The Fund’s investments in operating limited partnerships at March 31, 2018 are summarized as follows:

Series 46

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$19,944,593

Acquisition costs of operating limited partnerships	-

Cumulative distributions from operating limited partnerships	(200,379)

Cumulative impairment loss in investments in operating limited partnerships	(13,031,398)

Cumulative losses from operating limited partnerships	(6,712,816)

Investments in operating limited partnerships per balance sheet	-

Series 46

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2018 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2017 (see note A).	(7,089)

The Fund has recorded acquisition costs at March 31, 2018 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,584,721)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,594

Cumulative impairment loss in investments in operating limited partnerships	13,031,398

Other	(77,622)

Equity per operating limited partnerships’ combined financial statements	$11,366,560

The Fund’s investments in operating limited partnerships at March 31, 2017 are summarized as follows:

	Total	Series 20	Series 21

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$226,703,371	$1,140,993	$524,510

Acquisition costs of operating limited partnerships	9,097,175	162,528	85,843

Cumulative distributions from operating limited partnerships	(1,675,040)	-	(22,441)

Cumulative impairment loss in investments in operating limited partnerships	(122,872,037)	(337,192)	(38,116)

Cumulative losses from operating limited partnerships	(111,253,469)	(966,329)	(549,796)

Investments in operating limited partnerships per balance sheet	-	-	-

	Total	Series 20	Series 21

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(1,145,457)	-	-

The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(1,902,879)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	183,255	7,136	15,685

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(57,696,047)	(1,066,850)	(325,745)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	357,746	-	-

Cumulative impairment loss in investments in operating limited partnerships	122,872,037	337,192	38,116

Other	(1,455,539)	(2,935)	(43,375)

Equity per operating limited partnerships’ combined financial statements	$61,213,116	$(725,457)	$(315,319)

The Fund’s investments in operating limited partnerships at March 31, 2017 are summarized as follows:

	Series 22	Series 23	Series 24

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$755,045	$3,303,139	$2,879,744

Acquisition costs of operating limited partnerships	78,016	482,854	310,375

Cumulative distributions from operating limited partnerships	-	-	(34,932)

Cumulative impairment loss in investments in operating limited partnerships	(325,787)	(2,213,351)	(1,151,381)

Cumulative losses from operating limited partnerships	(507,274)	(1,572,642)	(2,003,806)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 22	Series 23	Series 24

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	-	-	(30,158)

The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(39,009)	(62,597)	(91,548)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	7,927	(5,691)	841

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(856,165)	(970,072)	(2,267,378)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	34,901	6,688

Cumulative impairment loss in investments in operating limited partnerships	325,787	2,213,351	1,151,381

Other	1,125	(97,940)	107,836

Equity per operating limited partnerships’ combined financial statements	$(560,335)	$1,111,952	$(1,122,338)

The Fund’s investments in operating limited partnerships at March 31, 2017 are summarized as follows:

	Series 25	Series 26	Series 27

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$1,438,868	$5,164,819	$5,994,660

Acquisition costs of operating limited partnerships	167,460	772,454	813,797

Cumulative distributions from operating limited partnerships	(57,503)	(30,449)	(1,096)

Cumulative impairment loss in investments in operating limited partnerships	(1,430,062)	(1,350,275)	(3,487,976)

Cumulative losses from operating limited partnerships	(118,763)	(4,556,549)	(3,319,385)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 25	Series 26	Series 27

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	-	(51,000)	-

The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	(59,837)	(222,527)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	31,239	45,732	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(456,606)	(4,815,872)	(1,317,831)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	171,816	-

Cumulative impairment loss in investments in operating limited partnerships	1,430,062	1,350,275	3,487,976

Other	(78,352)	(94,916)	(84,291)

Equity per operating limited partnerships’ combined financial statements	$926,343	$(3,453,802)	$1,863,327

The Fund’s investments in operating limited partnerships at March 31, 2017 are summarized as follows:

	Series 28	Series 29	Series 30

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$2,736,848	$9,231,659	$5,493,284

Acquisition costs of operating limited partnerships	388,894	1,333,588	667,262

Cumulative distributions from operating limited partnerships	(5,079)	(14,324)	(29,318)

Cumulative impairment loss in investments in operating limited partnerships	(930,910)	(5,444,545)	(2,194,151)

Cumulative losses from operating limited partnerships	(2,189,753)	(5,106,378)	(3,937,077)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 28	Series 29	Series 30

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(12,030)	-	(112,197)

The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(62,189)	(596,128)	(235,701)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	33,990	39,537	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,819,446)	(3,478,199)	(2,083,473)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	7,039	1,092

Cumulative impairment loss in investments in operating limited partnerships	930,910	5,444,545	2,194,151

Other	(45,965)	(30,529)	(21,265)

Equity per operating limited partnerships’ combined financial statements	$(974,730)	$1,386,265	$(257,393)

The Fund’s investments in operating limited partnerships at March 31, 2017 are summarized as follows:

	Series 31	Series 32	Series 33

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$5,898,003	$14,149,131	$8,367,365

Acquisition costs of operating limited partnerships	826,360	1,645,450	950,957

Cumulative distributions from operating limited partnerships	(31,355)	(45,614)	(3,170)

Cumulative impairment loss in investments in operating limited partnerships	(3,574,025)	(9,175,569)	(6,568,884)

Cumulative losses from operating limited partnerships	(3,118,983)	(6,573,398)	(2,746,268)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 31	Series 32	Series 33

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(47,462)	(172,318)	(179,468)

The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(77,600)	-	(167,193)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	6,859	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,188,582)	(3,395,101)	(1,876,329)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	29,991	9,684

Cumulative impairment loss in investments in operating limited partnerships	3,574,025	9,175,569	6,568,884

Other	(50,995)	251,165	(13,716)

Equity per operating limited partnerships’ combined financial statements	$216,245	$5,889,306	$4,341,862

The Fund’s investments in operating limited partnerships at March 31, 2017 are summarized as follows:

	Series 34	Series 35	Series 36

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$6,257,458	$5,386,247	$4,276,900

Acquisition costs of operating limited partnerships	411,337	-	-

Cumulative distributions from operating limited partnerships	(20,308)	(2,459)	(27,291)

Cumulative impairment loss in investments in operating limited partnerships	(3,951,725)	(2,462,259)	(2,406,542)

Cumulative losses from operating limited partnerships	(2,696,762)	(2,921,529)	(1,843,067)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 34	Series 35	Series 36

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	-	-	-

The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,354,867)	(2,237,121)	(984,727)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	3,300	-

Cumulative impairment loss in investments in operating limited partnerships	3,951,725	2,462,259	2,406,542

Other	(139,920)	2,467	(33,040)

Equity per operating limited partnerships’ combined financial statements	$2,168,388	$230,905	$1,388,775

The Fund’s investments in operating limited partnerships at March 31, 2017 are summarized as follows:

	Series 37	Series 38	Series 39

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$7,549,550	$9,815,140	$671,150

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(65,908)	(359,635)	-

Cumulative impairment loss in investments in operating limited partnerships	(3,922,795)	(7,194,962)	(233,531)

Cumulative losses from operating limited partnerships	(3,560,847)	(2,260,543)	(437,619)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 37	Series 38	Series 39

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(155,365)	-	-

The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,916,369)	(866,648)	(97,796)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	13,201	-	-

Cumulative impairment loss in investments in operating limited partnerships	3,922,795	7,194,962	233,531

Other	(12,299)	(233,707)	(72,294)

Equity per operating limited partnerships’ combined financial statements	$1,851,963	$6,094,607	$63,441

The Fund’s investments in operating limited partnerships at March 31, 2017 are summarized as follows:

	Series 40	Series 41	Series 42

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$11,579,898	$15,436,181	$16,067,004

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(22,466)	(38,570)	(20,956)

Cumulative impairment loss in investments in operating limited partnerships	(5,441,719)	(5,854,800)	(7,195,970)

Cumulative losses from operating limited partnerships	(6,115,713)	(9,542,811)	(8,850,078)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 40	Series 41	Series 42

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(16,841)	(33,807)	(76,678)

The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,230,853)	(3,483,277)	(4,285,267)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	32,119	-	20,012

Cumulative impairment loss in investments in operating limited partnerships	5,441,719	5,854,800	7,195,970

Other	(72,329)	(325,495)	(21,834)

Equity per operating limited partnerships’ combined financial statements	$3,153,815	$2,012,221	$2,832,203

The Fund’s investments in operating limited partnerships at March 31, 2017 are summarized as follows:

	Series 43	Series 44	Series 45

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$23,300,481	$13,739,925	$25,600,776

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(271,984)	(49,115)	(320,688)

Cumulative impairment loss in investments in operating limited partnerships	(11,001,252)	(5,442,013)	(16,541,124)

Cumulative losses from operating limited partnerships	(12,027,245)	(8,248,797)	(8,738,964)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 43	Series 44	Series 45

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(121,319)	-	(129,725)

The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,434,039)	(4,416,600)	(2,226,331)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	-	23,309

Cumulative impairment loss in investments in operating limited partnerships	11,001,252	5,442,013	16,541,124

Other	(50,452)	(90,418)	(164,622)

Equity per operating limited partnerships’ combined financial statements	$6,395,442	$934,995	$14,043,755

The Fund’s investments in operating limited partnerships at March 31, 2017 are summarized as follows:

Series 46

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$19,944,593

Acquisition costs of operating limited partnerships	-

Cumulative distributions from operating limited partnerships	(200,379)

Cumulative impairment loss in investments in operating limited partnerships	(13,001,121)

Cumulative losses from operating limited partnerships	(6,743,093)

Investments in operating limited partnerships per balance sheet	-

Series 46

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(7,089)

The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,244,503)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,594

Cumulative impairment loss in investments in operating limited partnerships	13,001,121

Other	(37,443)

Equity per operating limited partnerships’ combined financial statements	$11,716,680

Schedule Of Summarized Balance Sheets In Operating Partnerships [Table Text Block]
The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2017 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 20	Series 21
ASSETS

Buildings and improvements, net of accumulated depreciation	$249,209,773	$1,460,271	$-
Land	27,147,517	121,238	-
Other assets	39,106,718	541,654	-

	$315,464,008	$2,123,163	$-

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$234,642,083	$1,827,138	$-
Accounts payable and accrued expenses	12,444,674	82,131	-
Other liabilities	29,381,746	44,740	-

	276,468,503	1,954,009	-
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	44,675,127	(12,129)	-
Other partners	(5,679,622)	181,283	-

	38,995,505	169,154	-

	$315,464,008	$2,123,163	$-

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2017 are as follows:

	Series 22	Series 23	Series 24
ASSETS

Buildings and improvements, net of accumulated depreciation	$1,793,608	$2,046,782	$2,369,663
Land	426,603	389,075	527,938
Other assets	1,033,547	991,609	447,400

	$3,253,758	$3,427,466	$3,345,001

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$3,791,955	$3,088,788	$4,032,540
Accounts payable and accrued expenses	112,473	99,536	132,642
Other liabilities	51,431	38,141	408,586

	3,955,859	3,226,465	4,573,768
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(621,365)	237,888	(1,210,298)
Other partners	(80,736)	(36,887)	(18,469)

	(702,101)	201,001	(1,228,767)

	$3,253,758	$3,427,466	$3,345,001

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2017 are as follows:

	Series 25	Series 26	Series 27
ASSETS

Buildings and improvements, net of accumulated depreciation	$-	$4,879,803	$4,254,056
Land	-	462,610	410,981
Other assets	-	772,068	400,890

	$-	$6,114,481	$5,065,927

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$-	$6,904,332	$2,409,239
Accounts payable and accrued expenses	-	1,486,077	235,966
Other liabilities	-	1,095,335	460,815

	-	9,485,744	3,106,020
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	-	(3,040,131)	1,373,166
Other partners	-	(331,132)	586,741

	-	(3,371,263)	1,959,907

	$-	$6,114,481	$5,065,927

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2017 are as follows:

	Series 28	Series 29	Series 30
ASSETS

Buildings and improvements, net of accumulated depreciation	$3,755,398	$6,106,858	$4,315,605
Land	251,300	414,245	305,500
Other assets	482,629	1,056,737	671,879

	$4,489,327	$7,577,840	$5,292,984

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$4,478,673	$5,671,239	$4,454,001
Accounts payable and accrued expenses	169,655	874,253	236,951
Other liabilities	1,115,613	1,747,302	413,484

	5,763,941	8,292,794	5,104,436
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(1,127,380)	(425,980)	40,841
Other partners	(147,234)	(288,974)	147,707

	(1,274,614)	(714,954)	188,548

	$4,489,327	$7,577,840	$5,292,984

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2017 are as follows:

	Series 31	Series 32	Series 33
ASSETS

Buildings and improvements, net of accumulated depreciation	$6,411,391	$12,082,984	$9,945,410
Land	679,013	1,039,323	1,048,536
Other assets	1,227,670	1,704,002	819,007

	$8,318,074	$14,826,309	$11,812,953

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$8,155,638	$6,305,907	$5,038,209
Accounts payable and accrued expenses	562,436	1,134,284	94,290
Other liabilities	347,897	900,912	202,248

	9,065,971	8,341,103	5,334,747
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(399,999)	4,419,767	3,705,767
Other partners	(347,898)	2,065,439	2,772,439

	(747,897)	6,485,206	6,478,206

	$8,318,074	$14,826,309	$11,812,953

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2017 are as follows:

	Series 34	Series 35	Series 36
ASSETS

Buildings and improvements, net of accumulated depreciation	$4,664,921	$3,402,696	$5,018,234
Land	230,576	424,178	655,300
Other assets	1,160,601	774,344	692,934

	$6,056,098	$4,601,218	$6,366,468

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$3,222,586	$3,914,272	$3,390,303
Accounts payable and accrued expenses	236,580	105,814	642,979
Other liabilities	777,336	2,530,084	319,267

	4,236,502	6,550,170	4,352,549
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,073,648	(1,362,139)	1,293,107
Other partners	(254,052)	(586,813)	720,812

	1,819,596	(1,948,952)	2,013,919

	$6,056,098	$4,601,218	$6,366,468

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2017 are as follows:

	Series 37	Series 38	Series 39
ASSETS

Buildings and improvements, net of accumulated depreciation	$2,938,976	$7,232,837	$-
Land	300,500	670,346	-
Other assets	363,761	1,069,314	-

	$3,603,237	$8,972,497	$-

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$2,226,066	$4,372,730	$-
Accounts payable and accrued expenses	113,657	110,235	-
Other liabilities	75,800	570,658	-

	2,415,523	5,053,623	-
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,662,486	6,088,329	-
Other partners	(474,772)	(2,169,455)	-

	1,187,714	3,918,874	-

	$3,603,237	$8,972,497	$-

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2017 are as follows:

	Series 40	Series 41	Series 42
ASSETS

Buildings and improvements, net of accumulated depreciation	$11,886,926	$15,806,500	$18,204,788
Land	533,804	2,809,784	4,017,885
Other assets	1,262,627	3,213,204	3,343,171

	$13,683,357	$21,829,488	$25,565,844

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$8,860,117	$20,947,647	$22,140,649
Accounts payable and accrued expenses	950,497	949,825	2,232,722
Other liabilities	1,304,968	1,063,816	1,866,089

	11,115,582	22,961,288	26,239,460
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,479,283	(171,386)	39,384
Other partners	88,492	(960,414)	(713,000)

	2,567,775	(1,131,800)	(673,616)

	$13,683,357	$21,829,488	$25,565,844

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2017 are as follows:

	Series 43	Series 44	Series 45
ASSETS

Buildings and improvements, net of accumulated depreciation	$24,334,517	$30,064,552	$36,333,189
Land	2,922,696	3,008,317	3,549,710
Other assets	3,682,350	3,564,066	6,347,963

	$30,939,563	$36,636,935	$46,230,862

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$25,879,896	$36,344,684	$28,098,216
Accounts payable and accrued expenses	469,666	307,798	766,948
Other liabilities	3,952,081	4,931,290	2,521,398

	30,301,643	41,583,772	31,386,562
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	4,296,724	784,745	13,184,239
Other partners	(3,658,804)	(5,731,582)	1,660,061

	637,920	(4,946,837)	14,844,300

	$30,939,563	$36,636,935	$46,230,862

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2017 are as follows:

Series 46
ASSETS

Buildings and improvements, net of accumulated depreciation	$29,899,808
Land	1,948,059
Other assets	3,483,291

$35,331,158

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$19,087,258
Accounts payable and accrued expenses	337,259
Other liabilities	2,642,455

22,066,972
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	11,366,560
Other partners	1,897,626

13,264,186

$35,331,158

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 20	Series 21
ASSETS

Buildings and improvements, net of accumulated depreciation	$394,212,193	$2,085,075	$1,489,227
Land	41,747,860	246,238	183,210
Other assets	49,639,300	582,694	366,699

	$485,599,353	$2,914,007	$2,039,136

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$348,577,513	$3,200,912	$2,297,325
Accounts payable and accrued expenses	16,107,662	75,817	22,623
Other liabilities	40,891,893	50,451	40,020

	405,577,068	3,327,180	2,359,968
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	61,213,116	(725,457)	(315,319)
Other partners	18,809,169	312,284	(5,513)

	80,022,285	(413,173)	(320,832)

	$485,599,353	$2,914,007	$2,039,136

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2016 are as follows:

	Series 22	Series 23	Series 24
ASSETS

Buildings and improvements, net of accumulated depreciation	$1,945,141	$4,805,126	$3,402,825
Land	426,603	522,075	636,838
Other assets	1,013,637	1,248,448	644,794

	$3,385,381	$6,575,649	$4,684,457

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$3,834,362	$4,961,827	$5,238,205
Accounts payable and accrued expenses	88,761	157,317	118,124
Other liabilities	65,589	820,842	411,627

	3,988,712	5,939,986	5,767,956
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(560,335)	1,111,952	(1,122,338)
Other partners	(42,996)	(476,289)	38,839

	(603,331)	635,663	(1,083,499)

	$3,385,381	$6,575,649	$4,684,457

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2016 are as follows:

	Series 25	Series 26	Series 27
ASSETS

Buildings and improvements, net of accumulated depreciation	$3,013,338	$7,274,962	$12,049,493
Land	203,400	620,110	1,360,969
Other assets	919,878	1,105,294	1,862,638

	$4,136,616	$9,000,366	$15,273,100

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$3,290,404	$10,309,719	$9,390,191
Accounts payable and accrued expenses	62,955	1,437,631	346,277
Other liabilities	31,649	1,110,272	2,149,189

	3,385,008	12,857,622	11,885,657
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	926,343	(3,453,802)	1,863,327
Other partners	(174,735)	(403,454)	1,524,116

	751,608	(3,857,256)	3,387,443

	$4,136,616	$9,000,366	$15,273,100

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2016 are as follows:

	Series 28	Series 29	Series 30
ASSETS

Buildings and improvements, net of accumulated depreciation	$3,949,712	$9,381,511	$6,657,707
Land	251,300	694,245	415,348
Other assets	445,890	2,959,653	831,281

	$4,646,902	$13,035,409	$7,904,336

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$4,563,975	$6,879,017	$7,235,178
Accounts payable and accrued expenses	177,233	1,061,966	337,340
Other liabilities	1,022,213	3,393,759	699,680

	5,763,421	11,334,742	8,272,198
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(974,730)	1,386,265	(257,393)
Other partners	(141,789)	314,402	(110,469)

	(1,116,519)	1,700,667	(367,862)

	$4,646,902	$13,035,409	$7,904,336

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2016 are as follows:

	Series 31	Series 32	Series 33
ASSETS

Buildings and improvements, net of accumulated depreciation	$8,072,673	$14,247,643	$14,983,903
Land	725,013	1,185,852	1,328,537
Other assets	1,458,129	1,880,115	1,256,727

	$10,255,815	$17,313,610	$17,569,167

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$9,530,208	$7,147,321	$6,828,064
Accounts payable and accrued expenses	534,648	1,213,357	623,125
Other liabilities	340,754	876,272	897,122

	10,405,610	9,236,950	8,348,311
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	216,245	5,889,306	4,341,862
Other partners	(366,040)	2,187,354	4,878,994

	(149,795)	8,076,660	9,220,856

	$10,255,815	$17,313,610	$17,569,167

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2016 are as follows:

	Series 34	Series 35	Series 36
ASSETS

Buildings and improvements, net of accumulated depreciation	$4,939,111	$6,496,199	$5,418,554
Land	230,576	671,988	655,300
Other assets	1,074,019	808,787	684,276

	$6,243,706	$7,976,974	$6,758,130

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$3,273,740	$5,448,834	$3,488,113
Accounts payable and accrued expenses	222,965	179,364	676,964
Other liabilities	818,633	2,602,051	311,735

	4,315,338	8,230,249	4,476,812
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,168,388	230,905	1,388,775
Other partners	(240,020)	(484,180)	892,543

	1,928,368	(253,275)	2,281,318

	$6,243,706	$7,976,974	$6,758,130

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2016 are as follows:

	Series 37	Series 38	Series 39
ASSETS

Buildings and improvements, net of accumulated depreciation	$4,913,034	$7,584,676	$704,469
Land	300,501	670,346	50,000
Other assets	379,600	989,351	36,912

	$5,593,135	$9,244,373	$791,381

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$2,708,987	$4,509,814	$705,510
Accounts payable and accrued expenses	539,389	185,976	9,232
Other liabilities	599,151	544,697	23,287

	3,847,527	5,240,487	738,029
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,851,963	6,094,607	63,441
Other partners	(106,355)	(2,090,721)	(10,089)

	1,745,608	4,003,886	53,352

	$5,593,135	$9,244,373	$791,381

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2016 are as follows:

	Series 40	Series 41	Series 42
ASSETS

Buildings and improvements, net of accumulated depreciation	$34,036,000	$52,194,620	$38,829,717
Land	3,816,175	7,423,381	5,877,411
Other assets	2,777,597	5,236,886	4,108,842

	$40,629,772	$64,854,887	$48,815,970

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$32,191,614	$53,514,163	$34,987,875
Accounts payable and accrued expenses	1,056,318	1,675,342	2,490,974
Other liabilities	1,710,051	2,686,207	3,815,676

	34,957,983	57,875,712	41,294,525
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	3,153,815	2,012,221	2,832,203
Other partners	2,517,974	4,966,954	4,689,242

	5,671,789	6,979,175	7,521,445

	$40,629,772	$64,854,887	$48,815,970

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2016 are as follows:

	Series 43	Series 44	Series 45
ASSETS

Buildings and improvements, net of accumulated depreciation	$41,562,908	$31,835,019	$41,406,048
Land	4,306,232	3,008,317	3,989,836
Other assets	3,973,680	3,488,635	6,245,976

	$49,842,820	$38,331,971	$51,641,860

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$36,674,057	$36,988,184	$29,953,961
Accounts payable and accrued expenses	1,350,023	318,124	815,588
Other liabilities	4,916,891	5,494,147	2,853,533

	42,940,971	42,800,455	33,623,082
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	6,395,442	934,995	14,043,755
Other partners	506,407	(5,403,479)	3,975,023

	6,901,849	(4,468,484)	18,018,778

	$49,842,820	$38,331,971	$51,641,860

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2016 are as follows:

Series 46
ASSETS

Buildings and improvements, net of accumulated depreciation	$30,933,502
Land	1,948,059
Other assets	3,258,862

$36,140,423

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$19,425,953
Accounts payable and accrued expenses	330,229
Other liabilities	2,606,395

22,362,577
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	11,716,680
Other partners	2,061,166

13,777,846

$36,140,423

Schedule Of Summarized Statement Of Operations In Operating Partnerships [Table Text Block]
The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2017 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2017 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 20	Series 21
Revenue
Rent	$59,398,750	$701,243	$-
Interest and other	2,081,320	34,131	-

	61,480,070	735,374	-
Expenses
Interest	9,976,398	40,916	-
Depreciation and amortization	15,520,004	190,051	-
Taxes and insurance	7,048,627	84,929	-
Repairs and maintenance	13,245,533	223,413	-
Operating expenses	20,924,826	280,254	-
Impairment loss	-	-	-
Other expenses	1,657,987	15,151	-

	68,373,375	834,714	-

NET INCOME (LOSS)	$(6,893,305)	$(99,340)	$-

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(6,894,299)	$(41,124)	$-

Net income (loss) allocated to other partners	$994	$(58,216)	$-

*
Amounts include $41,124, $61,031, $36,752, $164,872, $366,786, $122,997, $195,312, $282,525, $144,991, $508,072, $529,903, $166,677, $131,700, $28,464, $105,544, $71,171, $60,830,  $529,771, $453,901, $579,351, $638,082, $407,845, $897,088 and $369,510 for Series 20, 22, 23, 24, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2017 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2017 are as follows:

	Series 22	Series 23	Series 24
Revenue
Rent	$777,464	$676,191	$1,046,817
Interest and other	25,569	29,562	33,804

	803,033	705,753	1,080,621
Expenses
Interest	67,480	53,752	114,978
Depreciation and amortization	166,676	147,788	327,920
Taxes and insurance	109,531	114,432	105,929
Repairs and maintenance	246,890	195,543	312,137
Operating expenses	284,562	241,378	425,363
Impairment loss	-	-	-
Other expenses	26,664	23,314	11,000

	901,803	776,207	1,297,327

NET INCOME (LOSS)	$(98,770)	$(70,454)	$(216,706)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(61,031)	$(36,752)	$(164,872)

Net income (loss) allocated to other partners	$(37,739)	$(33,702)	$(51,834)

*
Amounts include $41,124, $61,031, $36,752, $164,872, $366,786, $122,997, $195,312, $282,525, $144,991, $508,072, $529,903, $166,677, $131,700, $28,464, $105,544, $71,171, $60,830,  $529,771, $453,901, $579,351, $638,082, $407,845, $897,088 and $369,510 for Series 20, 22, 23, 24, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2017 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2017 are as follows:

	Series 25	Series 26	Series 27
Revenue
Rent	$-	$1,404,161	$1,102,641
Interest and other	-	19,444	33,171

	-	1,423,605	1,135,812
Expenses
Interest	-	253,767	70,722
Depreciation and amortization	-	358,807	255,283
Taxes and insurance	-	199,939	155,332
Repairs and maintenance	-	352,166	264,890
Operating expenses	-	612,472	409,198
Impairment loss	-	-	-
Other expenses	-	15,500	3,738

	-	1,792,651	1,159,163

NET INCOME (LOSS)	$-	$(369,046)	$(23,351)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$-	$(366,786)	$(122,997)

Net income (loss) allocated to other partners	$-	$(2,260)	$99,646

*
Amounts include $41,124, $61,031, $36,752, $164,872, $366,786, $122,997, $195,312, $282,525, $144,991, $508,072, $529,903, $166,677, $131,700, $28,464, $105,544, $71,171, $60,830,  $529,771, $453,901, $579,351, $638,082, $407,845, $897,088 and $369,510 for Series 20, 22, 23, 24, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2017 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2017 are as follows:

	Series 28	Series 29	Series 30
Revenue
Rent	$975,117	$1,634,250	$939,076
Interest and other	47,573	51,201	23,518

	1,022,690	1,685,451	962,594
Expenses
Interest	159,861	373,340	84,542
Depreciation and amortization	228,061	354,571	242,960
Taxes and insurance	128,754	222,567	121,506
Repairs and maintenance	210,652	369,821	208,871
Operating expenses	447,746	607,139	418,238
Impairment loss	-	-	-
Other expenses	-	22,800	35,405

	1,175,074	1,950,238	1,111,522

NET INCOME (LOSS)	$(152,384)	$(264,787)	$(148,928)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(195,312)	$(282,525)	$(144,991)

Net income (loss) allocated to other partners	$42,928	$17,738	$(3,937)

*
Amounts include $41,124, $61,031, $36,752, $164,872, $366,786, $122,997, $195,312, $282,525, $144,991, $508,072, $529,903, $166,677, $131,700, $28,464, $105,544, $71,171, $60,830,  $529,771, $453,901, $579,351, $638,082, $407,845, $897,088 and $369,510 for Series 20, 22, 23, 24, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2017 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2017 are as follows:

	Series 31	Series 32	Series 33
Revenue
Rent	$1,348,492	$2,428,492	$2,100,839
Interest and other	43,915	52,192	69,087

	1,392,407	2,480,684	2,169,926
Expenses
Interest	105,031	417,115	332,490
Depreciation and amortization	484,843	718,635	464,936
Taxes and insurance	235,144	307,332	245,656
Repairs and maintenance	271,520	585,210	471,398
Operating expenses	801,235	818,716	731,323
Impairment loss	-	-	-
Other expenses	6,100	280,402	109,922

	1,903,873	3,127,410	2,355,725

NET INCOME (LOSS)	$(511,466)	$(646,726)	$(185,799)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(508,072)	$(529,903)	$(166,677)

Net income (loss) allocated to other partners	$(3,394)	$(116,823)	$(19,122)

*
Amounts include $41,124, $61,031, $36,752, $164,872, $366,786, $122,997, $195,312, $282,525, $144,991, $508,072, $529,903, $166,677, $131,700, $28,464, $105,544, $71,171, $60,830,  $529,771, $453,901, $579,351, $638,082, $407,845, $897,088 and $369,510 for Series 20, 22, 23, 24, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2017 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2017 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 34	Series 35	Series 36
Revenue
Rent	$990,022	$1,109,868	$1,404,270
Interest and other	50,401	56,608	96,136

	1,040,423	1,166,476	1,500,406
Expenses
Interest	115,831	166,488	245,431
Depreciation and amortization	274,190	322,312	400,320
Taxes and insurance	142,435	125,565	207,765
Repairs and maintenance	271,381	146,852	240,660
Operating expenses	328,145	315,137	536,516
Impairment loss	-	-	-
Other expenses	-	20,000	33,240

	1,131,982	1,096,354	1,663,932

NET INCOME (LOSS)	$(91,559)	$70,122	$(163,526)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(131,700)	$(28,464)	$(105,544)

Net income (loss) allocated to other partners	$40,141	$98,586	$(57,982)

*
Amounts include $41,124, $61,031, $36,752, $164,872, $366,786, $122,997, $195,312, $282,525, $144,991, $508,072, $529,903, $166,677, $131,700, $28,464, $105,544, $71,171, $60,830,  $529,771, $453,901, $579,351, $638,082, $407,845, $897,088 and $369,510 for Series 20, 22, 23, 24, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2017 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2017 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 37	Series 38	Series 39
Revenue
Rent	$926,321	$1,815,067	$-
Interest and other	94,968	32,993	-

	1,021,289	1,848,060	-
Expenses
Interest	154,787	237,109	-
Depreciation and amortization	288,474	351,840	-
Taxes and insurance	123,765	208,711	-
Repairs and maintenance	126,872	340,146	-
Operating expenses	394,926	663,366	-
Impairment loss	-	-	-
Other expenses	21,240	18,000	-

	1,110,064	1,819,172	-

NET INCOME (LOSS)	$(88,775)	$28,888	$-

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(71,171)	$(60,830)	$-

Net income (loss) allocated to other partners	$(17,604)	$89,718	$-

*
Amounts include $41,124, $61,031, $36,752, $164,872, $366,786, $122,997, $195,312, $282,525, $144,991, $508,072, $529,903, $166,677, $131,700, $28,464, $105,544, $71,171, $60,830,  $529,771, $453,901, $579,351, $638,082, $407,845, $897,088 and $369,510 for Series 20, 22, 23, 24, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2017 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2017 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 40	Series 41	Series 42
Revenue
Rent	$2,283,836	$4,412,627	$5,090,021
Interest and other	62,781	84,421	137,483

	2,346,617	4,497,048	5,227,504
Expenses
Interest	409,713	839,230	1,054,603
Depreciation and amortization	658,520	959,310	1,250,104
Taxes and insurance	265,802	594,085	660,648
Repairs and maintenance	648,664	908,083	1,189,295
Operating expenses	907,664	1,295,534	1,375,366
Impairment loss	-	-	-
Other expenses	40,662	285,669	293,209

	2,931,025	4,881,911	5,823,225

NET INCOME (LOSS)	$(584,408)	$(384,863)	$(595,721)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(529,771)	$(453,901)	$(579,351)

Net income (loss) allocated to other partners	$(54,637)	$69,038	$(16,370)

*
Amounts include $41,124, $61,031, $36,752, $164,872, $366,786, $122,997, $195,312, $282,525, $144,991, $508,072, $529,903, $166,677, $131,700, $28,464, $105,544, $71,171, $60,830,  $529,771, $453,901, $579,351, $638,082, $407,845, $897,088 and $369,510 for Series 20, 22, 23, 24, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2017 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2017 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 43	Series 44	Series 45
Revenue
Rent	$5,672,841	$7,803,146	$7,720,272
Interest and other	322,373	299,178	181,028

	5,995,214	8,102,324	7,901,300
Expenses
Interest	859,783	1,856,141	969,028
Depreciation and amortization	1,864,267	1,852,534	2,091,134
Taxes and insurance	680,940	516,078	759,561
Repairs and maintenance	1,397,953	1,519,781	1,901,521
Operating expenses	2,113,375	2,512,418	2,804,275
Impairment loss	-	-	-
Other expenses	45,619	68,979	237,099

	6,961,937	8,325,931	8,762,618

NET INCOME (LOSS)	$(966,723)	$(223,607)	$(861,318)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(638,082)	$(407,845)	$(897,088)

Net income (loss) allocated to other partners	$(328,641)	$184,238	$35,770

*
Amounts include $41,124, $61,031, $36,752, $164,872, $366,786, $122,997, $195,312, $282,525, $144,991, $508,072, $529,903, $166,677, $131,700, $28,464, $105,544, $71,171, $60,830,  $529,771, $453,901, $579,351, $638,082, $407,845, $897,088 and $369,510 for Series 20, 22, 23, 24, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2018 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2018 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Series 46
Revenue
Rent	$5,035,676
Interest and other	199,783

5,235,459
Expenses
Interest	994,260
Depreciation and amortization	1,266,468
Taxes and insurance	732,221
Repairs and maintenance	841,814
Operating expenses	1,600,480
Impairment loss	-
Other expenses	44,274

5,479,517

NET INCOME (LOSS)	$(244,058)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(369,510)

Net income (loss) allocated to other partners	$125,452

*
Amounts include $41,124, $61,031, $36,752, $164,872, $366,786, $122,997, $195,312, $282,525, $144,991, $508,072, $529,903, $166,677, $131,700, $28,464, $105,544, $71,171, $60,830,  $529,771, $453,901, $579,351, $638,082, $407,845, $897,088 and $369,510 for Series 20, 22, 23, 24, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2016 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 20	Series 21
Revenue
Rent	$85,755,446	$889,757	$493,555
Interest and other	2,943,930	51,176	3,440

	88,699,376	940,933	496,995
Expenses
Interest	17,012,370	67,782	39,664
Depreciation and amortization	22,495,020	257,685	82,880
Taxes and insurance	10,332,106	96,986	68,302
Repairs and maintenance	19,174,823	304,750	129,182
Operating expenses	29,285,986	360,239	195,717
Impairment loss	-	-	-
Other expenses	1,936,798	14,439	-

	100,237,103	1,101,881	515,745

NET INCOME (LOSS)	$(11,537,727)	$(160,948)	$(18,750)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(8,901,790)	$(106,474)	$(39,102)

Net income (loss) allocated to other partners	$(2,635,937)	$(54,474)	$20,352

*
Amounts include $106,474, $39,102, $45,959, $159,714, $185,148, $112,755, $500,992, $164,034, $198,898, $531,118, $187,074, $497,487, $529,907, $297,842, $136,875, $40,749, $131,250, $141,806, $144,427, $13,393, $695,283, $535,125, $678,898, $749,824, $596,043, $915,282 and $566,331 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2016 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 22	Series 23	Series 24
Revenue
Rent	$780,062	$1,426,787	$1,218,703
Interest and other	36,302	112,584	28,210

	816,364	1,539,371	1,246,913
Expenses
Interest	70,347	117,886	127,601
Depreciation and amortization	166,222	286,650	361,276
Taxes and insurance	110,615	155,346	117,868
Repairs and maintenance	289,406	284,376	357,522
Operating expenses	283,947	864,097	486,157
Impairment loss	-	-	-
Other expenses	13,232	14,212	11,156

	933,769	1,722,567	1,461,580

NET INCOME (LOSS)	$(117,405)	$(183,196)	$(214,667)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(45,959)	$(159,714)	$(185,148)

Net income (loss) allocated to other partners	$(71,446)	$(23,482)	$(29,519)

*
Amounts include $106,474, $39,102, $45,959, $159,714, $185,148, $112,755, $500,992, $164,034, $198,898, $531,118, $187,074, $497,487, $529,907, $297,842, $136,875, $40,749, $131,250, $141,806, $144,427, $13,393, $695,283, $535,125, $678,898, $749,824, $596,043, $915,282 and $566,331 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2016 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 25	Series 26	Series 27
Revenue
Rent	$857,567	$2,172,933	$3,174,381
Interest and other	20,950	57,555	25,493

	878,517	2,230,488	3,199,874
Expenses
Interest	80,735	306,650	509,261
Depreciation and amortization	176,707	572,435	661,245
Taxes and insurance	92,956	296,029	366,487
Repairs and maintenance	188,389	687,453	605,819
Operating expenses	368,878	850,626	974,005
Impairment loss	-	-	-
Other expenses	8,814	15,500	38,677

	916,479	2,728,693	3,155,494

NET INCOME (LOSS)	$(37,962)	$(498,205)	$44,380

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(112,755)	$(500,992)	$(164,034)

Net income (loss) allocated to other partners	$74,793	$2,787	$208,414

*
Amounts include $106,474, $39,102, $45,959, $159,714, $185,148, $112,755, $500,992, $164,034, $198,898, $531,118, $187,074, $497,487, $529,907, $297,842, $136,875, $40,749, $131,250, $141,806, $144,427, $13,393, $695,283, $535,125, $678,898, $749,824, $596,043, $915,282 and $566,331 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2016 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 28	Series 29	Series 30
Revenue
Rent	$1,002,280	$1,870,776	$1,509,820
Interest and other	25,270	170,891	38,014

	1,027,550	2,041,667	1,547,834
Expenses
Interest	163,031	417,247	157,690
Depreciation and amortization	225,777	541,192	405,826
Taxes and insurance	132,749	269,958	197,172
Repairs and maintenance	213,513	457,333	335,232
Operating expenses	437,570	909,738	625,657
Impairment loss	-	-	-
Other expenses	-	20,300	9,527

	1,172,640	2,615,768	1,731,104

NET INCOME (LOSS)	$(145,090)	$(574,101)	$(183,270)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(198,898)	$(531,118)	$(187,074)

Net income (loss) allocated to other partners	$53,808	$(42,983)	$3,804

*
Amounts include $106,474, $39,102, $45,959, $159,714, $185,148, $112,755, $500,992, $164,034, $198,898, $531,118, $187,074, $497,487, $529,907, $297,842, $136,875, $40,749, $131,250, $141,806, $144,427, $13,393, $695,283, $535,125, $678,898, $749,824, $596,043, $915,282 and $566,331 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2016 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 31	Series 32	Series 33
Revenue
Rent	$1,706,240	$2,847,292	$2,625,326
Interest and other	48,995	86,930	86,895

	1,755,235	2,934,222	2,712,221
Expenses
Interest	168,268	468,653	441,719
Depreciation and amortization	573,233	816,277	707,952
Taxes and insurance	288,339	348,890	335,238
Repairs and maintenance	284,817	745,036	623,753
Operating expenses	935,094	929,535	990,872
Impairment loss	-	-	-
Other expenses	6,013	220,748	110,459

	2,255,764	3,529,139	3,209,993

NET INCOME (LOSS)	$(500,529)	$(594,917)	$(497,772)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(497,487)	$(529,907)	$(297,842)

Net income (loss) allocated to other partners	$(3,042)	$(65,010)	$(199,930)

*
Amounts include $106,474, $39,102, $45,959, $159,714, $185,148, $112,755, $500,992, $164,034, $198,898, $531,118, $187,074, $497,487, $529,907, $297,842, $136,875, $40,749, $131,250, $141,806, $144,427, $13,393, $695,283, $535,125, $678,898, $749,824, $596,043, $915,282 and $566,331 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2016 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 34	Series 35	Series 36
Revenue
Rent	$971,745	$1,806,433	$1,365,067
Interest and other	35,012	69,612	90,846

	1,006,757	1,876,045	1,455,913
Expenses
Interest	104,262	290,660	257,096
Depreciation and amortization	275,627	485,344	400,786
Taxes and insurance	141,495	203,459	252,292
Repairs and maintenance	286,631	260,199	277,928
Operating expenses	326,343	620,343	434,010
Impairment loss	-	-	-
Other expenses	-	25,200	33,541

	1,134,358	1,885,205	1,655,653

NET INCOME (LOSS)	$(127,601)	$(9,160)	$(199,740)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(136,875)	$(40,749)	$(131,250)

Net income (loss) allocated to other partners	$9,274	$31,589	$(68,490)

*
Amounts include $106,474, $39,102, $45,959, $159,714, $185,148, $112,755, $500,992, $164,034, $198,898, $531,118, $187,074, $497,487, $529,907, $297,842, $136,875, $40,749, $131,250, $141,806, $144,427, $13,393, $695,283, $535,125, $678,898, $749,824, $596,043, $915,282 and $566,331 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2016 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 37	Series 38	Series 39
Revenue
Rent	$1,039,639	$1,774,853	$168,432
Interest and other	102,567	21,673	-

	1,142,206	1,796,526	168,432
Expenses
Interest	160,035	247,122	6,237
Depreciation and amortization	358,716	372,627	29,091
Taxes and insurance	201,945	214,991	15,558
Repairs and maintenance	193,056	414,817	60,340
Operating expenses	402,404	633,207	70,601
Impairment loss	-	-	-
Other expenses	23,041	18,000	-

	1,339,197	1,900,764	181,827

NET INCOME (LOSS)	$(196,991)	$(104,238)	$(13,395)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(141,806)	$(144,427)	$(13,393)

Net income (loss) allocated to other partners	$(55,185)	$40,189	$(2)

*
Amounts include $106,474, $39,102, $45,959, $159,714, $185,148, $112,755, $500,992, $164,034, $198,898, $531,118, $187,074, $497,487, $529,907, $297,842, $136,875, $40,749, $131,250, $141,806, $144,427, $13,393, $695,283, $535,125, $678,898, $749,824, $596,043, $915,282 and $566,331 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2016 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 40	Series 41	Series 42
Revenue
Rent	$7,913,892	$12,012,632	$7,743,859
Interest and other	203,429	279,982	260,401

	8,117,321	12,292,614	8,004,260
Expenses
Interest	2,291,713	3,221,005	1,812,102
Depreciation and amortization	1,873,123	2,810,380	2,129,667
Taxes and insurance	1,045,058	1,452,787	865,086
Repairs and maintenance	1,488,255	2,489,498	1,833,446
Operating expenses	1,783,214	3,034,020	2,567,479
Impairment loss	-	-	-
Other expenses	296,558	340,154	297,284

	8,777,921	13,347,844	9,505,064

NET INCOME (LOSS)	$(660,600)	$(1,055,230)	$(1,500,804)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(695,283)	$(535,125)	$(678,898)

Net income (loss) allocated to other partners	$34,683	$(520,105)	$(821,906)

*
Amounts include $106,474, $39,102, $45,959, $159,714, $185,148, $112,755, $500,992, $164,034, $198,898, $531,118, $187,074, $497,487, $529,907, $297,842, $136,875, $40,749, $131,250, $141,806, $144,427, $13,393, $695,283, $535,125, $678,898, $749,824, $596,043, $915,282 and $566,331 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2016 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 43	Series 44	Series 45
Revenue
Rent	$7,766,042	$7,687,702	$8,007,329
Interest and other	468,895	327,166	178,014

	8,234,937	8,014,868	8,185,343
Expenses
Interest	1,506,832	1,873,630	1,104,605
Depreciation and amortization	2,528,048	1,868,001	2,250,286
Taxes and insurance	817,994	554,655	948,985
Repairs and maintenance	1,962,505	1,516,605	1,937,661
Operating expenses	3,247,142	2,660,711	2,758,102
Impairment loss	-	-	-
Other expenses	69,965	97,607	214,186

	10,132,486	8,571,209	9,213,825

NET INCOME (LOSS)	$(1,897,549)	$(556,341)	$(1,028,482)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(749,824)	$(596,043)	$(915,282)

Net income (loss) allocated to other partners	$(1,147,725)	$39,702	$(113,200)

*
Amounts include $106,474, $39,102, $45,959, $159,714, $185,148, $112,755, $500,992, $164,034, $198,898, $531,118, $187,074, $497,487, $529,907, $297,842, $136,875, $40,749, $131,250, $141,806, $144,427, $13,393, $695,283, $535,125, $678,898, $749,824, $596,043, $915,282 and $566,331 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2016 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Series 46
Revenue
Rent	$4,922,342
Interest and other	113,628

5,035,970
Expenses
Interest	1,000,537
Depreciation and amortization	1,277,967
Taxes and insurance	740,866
Repairs and maintenance	947,301
Operating expenses	1,536,278
Impairment loss	-
Other expenses	38,185

5,541,134

NET INCOME (LOSS)	$(505,164)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(566,331)

Net income (loss) allocated to other partners	$61,167

*
Amounts include $106,474, $39,102, $45,959, $159,714, $185,148, $112,755, $500,992, $164,034, $198,898, $531,118, $187,074, $497,487, $529,907, $297,842, $136,875, $40,749, $131,250, $141,806, $144,427, $13,393, $695,283, $535,125, $678,898, $749,824, $596,043, $915,282 and $566,331 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.